SHAREHOLDERS' EQUITY (Schedule Of Stock Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 2,408	$ 2,166	$ 2,633
Research and development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	1,151	948	1,331
Marketing and business development expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	46	215	187
General and administrative expenses [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expenses	$ 1,211	$ 1,003	$ 1,115